Organization, Consolidation and Principal Activities - Additional Information (Details)	Jun. 30, 2024
Beijing Quhuo Information Technology Co Ltd WFOE | Beijing Quhuo Information Technology Co Ltd WFOE
Organization, Consolidation and Principal Activities
Percentage of ownership by subsidiary WFOE	100.00%